Employee defined contribution plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Employee defined contribution plan
Total amount expensed as incurred for employee benefits	$ 56,768	¥ 367,732	¥ 222,755	¥ 87,588